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Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621



October 28, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust IV (Trust)
    Colonial Municipal Money Market Fund
    (Fund)
    File Nos. 811-2865 and 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated October 27, 1997 for the Fund does not differ from that contained in Post-Effective Amendment No. 47 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 24, 1997.

Very truly yours,

COLONIAL TRUST IV
 on behalf of Colonial Municipal Money Market Fund



By:  Ellen Harrington
    Assistant Secretary

cc:   Greg Collins (Price Waterhouse)
      Erica Edson
      Jack McGinnis (Ernst & Young)
      Mary Muller (5)(Ropes & Gray)
      Nicolette Parrish (Stein Roe)
      Veronica Wallace (Stein Roe)
      Stacy Winnick (Stein Roe)
      Deborah Young (2)


funds/trustiv/cmmmf/497(j).doc